Subsequent Events (Details Narrative) (USD $)	2 Months Ended
Dec. 08, 2014
Subsequent Events Details Narrative
Business acquisition, agreed amount	$ 4,600,000
Business acquisition, purchase price	2,000,000
Shares of stock issued, value, Business acquisition	$ 600,000
Shares of stock issued, number of shares, Business acquisition	38,499